Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2022
Stockholders' Equity
Schedule of restricted share unit option activity

Number of RSUs
Balance at December 31, 2021	626,268
Granted	733,180
Released	—
Cancelled	—
Balance at September 30, 2022	1,359,448